Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Less current portion of lease liabilities	$ (679)	$ (735)
Long-term portion of lease liabilities	528	$ 752
Lease Liabilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balance at January 1, 2023	1,487
Additions	12
Interest expense	109
Payments	(406)
Lease modification and other remeasurements	0
Effect of foreign exchange differences	5
Balance at June 30, 2023	1,207
Less current portion of lease liabilities	(679)
Long-term portion of lease liabilities	$ 528